Partners' Capital, Equity and Incentive Compensation Plans (Narrative) (Details) (USD $)	0 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		0 Months Ended
	Jan. 07, 2014	Nov. 20, 2013	Aug. 14, 2013	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014 security	Dec. 31, 2013	Jan. 07, 2015	Oct. 07, 2014	Feb. 13, 2014	Jan. 07, 2014	Jan. 07, 2015	Oct. 07, 2014	Oct. 07, 2014	Dec. 31, 2012 item	Dec. 31, 2012	Dec. 31, 2012	Apr. 30, 2010	Oct. 31, 2009	Sep. 28, 2012	Sep. 30, 2013	Oct. 15, 2013
Partners Capital And Distributions [Line Items]
Number of classes of partnership units outstanding						3
Common stock, shares issued				29,016,774		29,016,774	28,972,774								28,972,774	28,972,774	28,972,774				1,000
Equity based compensation expense unrecognized				$ 7,300,000		$ 7,300,000	$ 8,300,000
Equity based compensation expense vesting period						4 years	3 years
Equity based compensation awards intrinsic value				20,900,000		20,900,000	9,000,000
Aggregate distribution made to stockholders and partners	9,000,000		7,600,000	10,700,000	10,700,000
Dividend paid to common stockholders	$ 0.24			$ 0.29	$ 0.29
Dividends payable, date declared		Nov. 20, 2013
Cash dividend per common share		$ 0.24
Dividends payable, date of record		Dec. 20, 2013
Subsequent Event [Member]
Partners Capital And Distributions [Line Items]
Aggregate distribution made to stockholders and partners	9,000,000												10,500,000
Dividend paid to common stockholders	$ 0.24
Partnership distribution per unit	$ 0.24
Dividends payable, date paid								Jan. 07, 2015	Oct. 07, 2014	Apr. 08, 2014	Jan. 07, 2014	Jan. 07, 2015		Oct. 07, 2014
Cash dividend per common share								$ 0.29	$ 0.29	$ 0.29		$ 0.29	$ 0.29	$ 0.29
Dividends payable, date of record								Dec. 19, 2014	Sep. 19, 2014	Mar. 20, 2014		Dec. 19, 2014		Sep. 19, 2014
Class O Units [Member]
Partners Capital And Distributions [Line Items]
Number of units, granted							224,244
Number of units, forfeited							73,440
Nonvested awards outstanding				800,000		800,000	1,100,000
Vested awards outstanding							600,000
Weighted average fair value per unit							$ 3.33
Class O Units [Member] | Class O LTIP Holders [Member]
Partners Capital And Distributions [Line Items]
Aggregate distribution made to stockholders and partners					200,000
Class RS Units [Member]
Partners Capital And Distributions [Line Items]
Nonvested awards outstanding				100,000		100,000	100,000
Vested awards outstanding							100,000
Weighted average fair value per unit							$ 7.15
Common Class B [Member]
Partners Capital And Distributions [Line Items]
Number of votes per share				50		50	50
Common Class A [Member]
Partners Capital And Distributions [Line Items]
Common stock, shares issued							14,087,500															14,087,500
Number of RS units converted							5,000
Option to purchase common stock forfeited							2,500
Chief Executive Officer [Member] | Common Class B [Member]
Partners Capital And Distributions [Line Items]
Percentage of operating partnership unit exchanged						2.00%	2.00%
Qualitytech, LP [Member]
Partners Capital And Distributions [Line Items]
Number of classes of partnership units outstanding							3								5
Partnership distribution per unit	$ 0.24			$ 0.29	$ 0.29
Qualitytech, LP [Member] | Chad L. Williams and Mark D. Waddington [Member]
Partners Capital And Distributions [Line Items]
Number of units outstanding															7,250,000	7,250,000	7,250,000
Qualitytech, LP [Member] | General Atlantic REIT, Inc. [Member]
Partners Capital And Distributions [Line Items]
General Atlantic's ownership interest																62.00%
Qualitytech, LP [Member] | Class C Units [Member]
Partners Capital And Distributions [Line Items]
Liquidation preference per share							$ 20
Cumulative preferred return for income allocation																	9.00%
Qualitytech, LP [Member] | Class C Units [Member] | General Atlantic REIT, Inc. [Member]
Partners Capital And Distributions [Line Items]
Number of units issued																		1,250,000	7,500,000	2,300,000
Warrant to purchase units																			1,250,000
Exercise price of warrants																			$ 20
General Atlantic's ownership interest																			50.00%
Capital contributions																		25,000,000	150,000,000
Qualitytech, LP [Member] | Class C and Class D Units [Member] | General Atlantic REIT, Inc. [Member]
Partners Capital And Distributions [Line Items]
Number of units outstanding															14,640,000	14,640,000	14,640,000
Qualitytech, LP [Member] | Class D Units [Member]
Partners Capital And Distributions [Line Items]
Liquidation preference per share							$ 25
Qualitytech, LP [Member] | Class D Units [Member] | General Atlantic REIT, Inc. [Member]
Partners Capital And Distributions [Line Items]
Number of units issued															1,200,000	1,200,000	1,200,000			2,400,000
Capital contributions																30,000,000				60,000,000
Qualitytech, LP [Member] | Common Class A [Member]
Partners Capital And Distributions [Line Items]
Number of RS units converted																	21,250
Qualitytech, LP [Member] | Common Class A [Member] | Chad L. Williams and Mark D. Waddington [Member]
Partners Capital And Distributions [Line Items]
Number of units issued																			7,500,000
Stock repurchased, shares																		250,000
Stock repurchased																		5,000,000
Qualitytech, LP [Member] | Certain Directors and Officers [Member] | Class D Units [Member]
Partners Capital And Distributions [Line Items]
Number of units issued															80,000	80,000	80,000
Capital contributions																	2,000,000
Restricted Class A Common Stock [Member]
Partners Capital And Distributions [Line Items]
Nonvested awards outstanding				200,000		200,000
Options to purchase Class A common stock [Member]
Partners Capital And Distributions [Line Items]
Nonvested awards outstanding				600,000		600,000
2013 Equity Incentive Plan [Member]
Partners Capital And Distributions [Line Items]
Authorized shares to be issued under the plan				1,750,000		1,750,000	1,750,000
2013 Equity Incentive Plan [Member] | Common Class A [Member]
Partners Capital And Distributions [Line Items]
Common stock, shares issued							108,629
Option to purchase common stock shares							370,410